April 30, 2026
2026 Quarterly Report (Unaudited)

BlackRock MuniYield Quality Fund, Inc. (MQY)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.9%
Black Belt Energy Gas District, RB
Series A, 5.00%, 12/01/34	$2,495	$ 2,618,381
Series A, 5.25%, 01/01/54(a)	9,325	9,912,872
Series A, 5.25%, 05/01/56(a)	8,380	8,515,797
Series C, 5.50%, 10/01/54(a)	18,075	19,480,176
Series F, 5.50%, 11/01/53(a)	5,295	5,536,276
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	10,840	11,208,178
Energy Southeast A Cooperative District, RB(a)
Series A-1, 5.50%, 11/01/53	4,900	5,262,860
Series B-1, 5.75%, 04/01/54	14,325	15,630,356
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	2,565	2,647,859
Mobile County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/54	2,295	2,224,082
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	11,525	12,129,611
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	10,625	10,878,867
Series A-1, 5.50%, 01/01/53	5,480	5,825,890
Series B, 5.00%, 01/01/54	1,230	1,297,147
Series B, 5.25%, 03/01/55	4,655	4,815,678
Series B-1, 5.00%, 05/01/53	9,585	9,912,531
		127,896,561
Alaska — 0.1%
Municipality of Anchorage, RB, Series A, 4.50%, 02/01/60	1,650	1,465,384
Arizona — 5.2%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(b)	875	808,903
5.00%, 07/01/54(b)	1,160	1,000,279
7.10%, 01/01/55(b)	250	250,760
Series A, 5.00%, 07/01/49(b)	1,990	1,818,962
Series A, 5.00%, 07/15/49	1,000	910,010
Series A, 5.00%, 07/01/54(b)	1,530	1,362,868
Arizona Industrial Development Authority, Refunding RB
5.50%, 07/01/52(b)	815	765,345
Series A, 5.13%, 07/01/37(b)	500	500,223
Series A, 5.38%, 07/01/50(b)	1,645	1,601,711
Series G, 5.00%, 07/01/47(b)	2,790	2,625,146
Series S, 5.00%, 07/01/37	750	755,932
City of Phoenix Civic Improvement Corp., ARB
Series B, AMT, Junior Lien, 5.00%, 07/01/44	7,170	7,312,104
Junior Lien, 5.00%, 07/01/49	2,330	2,379,361
City of Phoenix Civic Improvement Corp., RB
Series B, (AGM), 5.50%, 07/01/41	100	121,486
Junior Lien, 5.25%, 07/01/47	2,575	2,762,785
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	190	163,170
Industrial Development Authority of the City of Phoenix Arizona, RB
5.00%, 07/01/44	2,000	2,001,570
Series A, 5.00%, 07/01/46(b)	5,145	4,882,130
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, 5.00%, 07/01/45(b)	500	482,083
Security	Par (000)	Value
Arizona (continued)
Industrial Development Authority of the County of Pima, RB(b)
5.00%, 07/01/39	$500	$ 499,954
5.00%, 07/01/49	1,150	1,062,303
Industrial Development Authority of the County of Pima, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 6.00%, 07/01/55	3,185	3,501,664
Industrial Development Authority of the County of Pima, Refunding RB(b)
5.00%, 06/15/49	3,010	2,677,742
5.00%, 06/15/52	530	459,144
Maricopa County Industrial Development Authority, RB, 5.00%, 07/01/47	1,000	924,488
Maricopa County Industrial Development Authority, Refunding RB(b)
5.00%, 07/01/47	1,000	929,080
5.00%, 07/01/54	730	669,350
McAllister Academic Village LLC, Refunding RB, 5.00%, 07/01/39	500	501,067
Phoenix-Mesa Gateway Airport Authority, ARB, 5.00%, 07/01/38	3,600	3,603,431
Pinal County Industrial Development Authority, RB, 6.25%, 06/01/26	55	55,003
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.25%, 01/01/53	4,560	4,806,665
Salt Verde Financial Corp., RB
5.50%, 12/01/29	2,000	2,133,362
5.00%, 12/01/32	8,555	9,170,815
5.00%, 12/01/37	11,085	11,748,036
Sierra Vista Industrial Development Authority, RB, 5.75%, 06/15/53(b)	745	719,635
Town of Queen Creek, COP, 5.50%, 10/01/65	18,810	19,923,623
		95,890,190
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	3,245	3,322,793
California — 8.7%
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 5.50%, 10/01/54	2,355	2,570,979
Series B, Sustainability Bonds, 5.00%, 03/01/56	5,305	5,659,728
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	2,845	2,510,828
California Housing Finance Agency, RB, M/F Housing, Class 3, 5.80%, 04/01/36(b)	2,720	2,697,435
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	6,560	3,804,800
California Municipal Finance Authority, RB, M/F Housing
6.00%, 02/01/38(a)	3,200	3,173,109
Series A, 6.10%, 12/01/37	3,200	3,210,808
California Municipal Finance Authority, RB, S/F Housing, Series 2025-1, Class A-1, 0.00%, 02/20/41(a)	1,635	1,524,266
California Statewide Financing Authority, RB, Series A, 6.00%, 05/01/43	3,285	3,348,420
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.00%, 05/15/47	2,415	2,474,104

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	$2,305	$ 2,456,632
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	355	361,563
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(c)	5,000	4,315,084
Grossmont-Cuyamaca Community College District, GO, Series C, Election 2002, (PSF), 0.00%, 08/01/30(c)	10,030	8,909,995
Hartnell Community College District, GO
Series D, 7.00%, 08/01/34	6,600	6,954,239
Series C, Election 2008, 0.00%, 07/01/38(c)	5,200	3,384,090
Sustainability Bonds, 4.00%, 07/01/53	9,260	8,685,079
Hartnell Community College District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/30(c)	5,000	4,454,506
Mt San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 6.25%, 08/01/43	9,445	9,741,975
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	2,815	2,836,448
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGM), 0.00%, 08/01/38(c)	12,000	7,303,756
Palomar Community College District, GO
Series B, Convertible, 6.20%, 08/01/39	4,000	4,969,977
Series B, Election 2006, 0.00%, 08/01/30(c)	2,270	2,022,445
Poway Unified School District, Refunding GO, 0.00%, 08/01/36(c)	8,750	6,249,088
Rio Hondo Community College District, GO(c)
Series C, Election 2004, 0.00%, 08/01/37	4,005	2,724,887
Series C, Election 2004, 0.00%, 08/01/38	5,000	3,245,268
Sacramento Metropolitan Fire District, GO, Series A, Election 2024, 4.00%, 08/01/55	1,480	1,357,972
San Diego Community College District, GO, Election 2002, 6.00%, 08/01/27(d)	4,200	4,392,109
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 5.00%, 07/01/56	685	688,526
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(c)	4,115	3,547,713
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series D, AMT, 5.25%, 05/01/55	12,300	12,762,715
San Mateo County Community College District, GO, Series C, (AGM), 0.00%, 09/01/30(c)	12,740	11,282,278
State of California, GO
5.50%, 04/01/28	5	5,012
(PSF), 5.00%, 04/01/31	10	10,019
Walnut Valley Unified School District, GO, Series B, Election 2007, 0.00%, 08/01/36(c)	5,500	3,712,182
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	625	629,361
Yosemite Community College District, GO(c)
Series D, Election 2004, 0.00%, 08/01/36	17,000	12,010,216
Series D, Election 2004, 0.00%, 08/01/37	2,790	1,885,684
		161,873,296
Colorado — 0.9%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	345	344,973
Security	Par (000)	Value
Colorado (continued)
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 11/15/47	$1,115	$ 1,139,569
Series A, AMT, 5.00%, 12/01/48	2,900	2,905,299
Series D, AMT, 5.75%, 11/15/45	870	943,734
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	4,305	4,545,304
5.25%, 11/01/52	745	767,747
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 08/01/44	2,000	1,826,099
Series A, 5.00%, 05/15/52	4,010	4,093,192
Colorado Housing and Finance Authority, RB, M/F Housing, Series A, Sustainability Bonds, (AGM), 4.48%, 03/01/44	555	554,014
		17,119,931
Connecticut — 0.6%
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	1,790	1,649,038
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.50%, 07/01/55	6,770	7,183,737
Waterbury Housing Authority, RB, M/F Housing, Series A, (AGM), 4.50%, 02/01/42	1,680	1,691,112
		10,523,887
District of Columbia — 3.3%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series A, Sustainability Bonds, (PSF), 4.88%, 09/01/45	1,280	1,321,604
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.25%, 06/01/50	5,760	6,128,080
District of Columbia Water & Sewer Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	1,875	1,887,673
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	3,175	3,356,369
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.25%, 10/01/49	380	393,533
Series A, AMT, 5.50%, 10/01/54	2,530	2,648,894
Series A, AMT, 5.50%, 10/01/55	2,445	2,580,571
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (SAP), 0.00%, 10/01/31(c)	8,350	6,971,446
Series B, 2nd Senior Lien, (AMBAC), 0.00%, 10/01/32(c)	15,000	12,035,838
Series B, 2nd Senior Lien, (AGM), 0.00%, 10/01/33(c)	13,410	10,317,757
Series B, Subordinate, 4.00%, 10/01/49	7,530	6,663,910
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	3,305	3,139,169
Series A, 2nd Lien, Sustainability Bonds, 5.25%, 07/15/59	2,565	2,680,624
Sustainability Bonds, 5.00%, 07/15/45	1,965	2,074,556
		62,200,024
Florida — 8.4%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,725	2,767,072
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	1,360	1,165,595
Series A, 5.00%, 06/15/49	100	90,720
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Capital Trust Agency, Inc., RB(b) (continued)
Series A, 5.00%, 06/01/55	$1,765	$ 1,480,929
Series A, 5.50%, 06/01/57	630	565,314
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
Series A, 5.50%, 09/01/48	5,275	5,764,299
Series B, 5.50%, 09/01/48	4,615	5,043,079
City of Gainesville Florida Utilities System Revenue, Refunding RB, Series A, 5.00%, 10/01/29(d)	5	5,372
City of Miami Florida, RB, Series A, 5.00%, 03/01/48	3,200	3,329,594
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	2,500	2,621,338
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.00%, 10/01/42	5,100	5,155,667
Series A, AMT, 5.00%, 10/01/44	1,740	1,777,061
County of Broward Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	445	436,604
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/54	500	513,305
County of Miami-Dade Florida Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/44	2,645	2,696,287
Series A, AMT, 5.50%, 10/01/55	6,000	6,299,672
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 4.00%, 10/01/48	2,900	2,679,814
County of Miami-Dade Florida, RB(c)
0.00%, 10/01/32	5,000	4,080,902
0.00%, 10/01/33	15,375	12,091,284
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/41	2,000	2,095,814
Series A, AMT, 5.25%, 10/01/52	11,865	12,067,004
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/46	2,740	964,868
Series A-2, 0.00%, 10/01/47	4,425	1,445,602
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	1,005	1,078,539
Florida Development Finance Corp., RB, AMT, 5.00%, 05/01/29(b)	1,755	1,768,171
Florida Development Finance Corp., Refunding RB
5.00%, 09/15/40(b)	710	694,748
AMT, (PSF), 5.00%, 07/01/44	17,735	17,257,235
AMT, (PSF), 5.25%, 07/01/47	4,200	4,197,086
Florida Housing Finance Corp., RB, S/F Housing, Series 5, (PSF), 5.05%, 01/01/56	5,320	5,380,976
Florida State Board of Governors, RB, Series A, (PSF), 4.25%, 10/01/53	3,070	2,846,828
Greater Orlando Aviation Authority, ARB
Series A, AMT, 4.00%, 10/01/52	3,340	2,869,911
Sub-Series A, AMT, 5.00%, 10/01/47	11,515	11,537,035
AMT, Subordinate, 5.25%, 10/01/51	4,025	4,174,742
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	240	242,581
5.38%, 05/01/47	260	260,726
4.00%, 05/01/49	665	559,051
6.30%, 05/01/54	1,585	1,671,924
Security	Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	$600	$ 575,693
4.00%, 05/01/50	995	827,668
Miami-Dade County Educational Facilities Authority, RB, Series C, 5.25%, 11/15/49	825	870,866
Orange County Health Facilities Authority, RB
5.00%, 10/01/47	1,930	1,958,430
Series A, 5.00%, 10/01/53	10,000	10,203,098
Seminole Improvement District, RB
5.00%, 10/01/32	255	262,484
5.30%, 10/01/37	440	457,201
Storey Creek Community Development District, SAB
4.00%, 12/15/39	415	392,375
4.13%, 12/15/49	850	726,225
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	3,105	3,129,089
Two Lakes Community Development District, SAB, 5.00%, 05/01/55	2,680	2,623,776
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	2,320	2,352,756
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	1,155	1,148,226
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	970	981,831
		156,186,467
Georgia — 1.9%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, AMT, Sustainability Bonds, 5.50%, 07/01/55	2,000	2,118,208
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/52	480	483,725
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB, 5.00%, 10/01/48	2,490	2,595,105
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)(e)(f)	1,090	654,000
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	5,635	4,893,883
Georgia Housing & Finance Authority, RB, S/F Housing, Series C, 5.13%, 12/01/50	3,360	3,422,814
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series C, 4.60%, 12/01/54	2,635	2,599,923
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	8,665	9,102,508
Series B, 5.00%, 12/01/52	5,695	5,930,587
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	1,655	1,765,252
Municipal Electric Authority of Georgia, RB, Class A, 5.50%, 07/01/63	1,930	1,976,041
		35,542,046
Hawaii — 0.2%
State of Hawaii Airports System Revenue, ARB
Series B, 5.00%, 07/01/49	2,785	2,930,046
AMT, 5.25%, 08/01/26	525	526,088
		3,456,134
Idaho — 0.9%
Idaho Health Facilities Authority, Refunding RB
(FHLMC, FNMA, GNMA), 4.38%, 03/01/53	3,630	3,561,960

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Idaho (continued)
Idaho Health Facilities Authority, Refunding RB (continued)
Series A, 4.38%, 03/01/53	$3,095	$ 2,930,771
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	10,000	10,034,838
		16,527,569
Illinois — 9.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	3,630	3,692,366
Series A, 5.00%, 12/01/40	1,480	1,462,860
Series A, 6.25%, 12/01/50	6,410	6,730,070
Series C, 5.25%, 12/01/35	1,800	1,792,616
Series D, 5.00%, 12/01/46	6,905	6,352,895
Chicago Board of Education, Refunding GO
Series B, 6.00%, 12/01/43	2,705	2,885,184
Series C, 5.00%, 12/01/34	370	370,769
Series G, 5.00%, 12/01/34	745	746,549
Chicago Midway International Airport, Refunding ARB, Series A, AMT, Senior Lien, (AGM), 5.75%, 01/01/48	1,010	1,074,652
Chicago O’Hare International Airport, ARB
Series E, AMT, Senior Lien, 5.50%, 01/01/60	1,540	1,594,100
Series A, Senior Lien, 5.25%, 01/01/61	10,335	10,703,410
Series B, Senior Lien, 4.50%, 01/01/56	2,305	2,187,493
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	9,170	9,095,015
Series A, AMT, Senior Lien, 5.25%, 01/01/48	3,340	3,419,726
Series A, AMT, Senior Lien, 4.38%, 01/01/53	3,610	3,296,677
Series A, AMT, Senior Lien, 5.00%, 01/01/53	3,000	2,962,679
Series B, Senior Lien, 5.50%, 01/01/59	4,510	4,756,160
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	3,900	3,934,879
City of Chicago Illinois Wastewater Transmission Revenue, RB
Series A, 2nd Lien, (AMBAC), 5.25%, 01/01/53	3,710	3,839,368
Series A, 2nd Lien, (BAM), 5.25%, 01/01/58	1,185	1,221,675
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (BAM), 5.50%, 11/01/62	5,430	5,671,916
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 11/15/45	5,000	5,000,487
Series C, 4.00%, 02/15/27(d)	110	111,064
Series C, 4.00%, 02/15/41	15	14,734
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (AGM), 4.65%, 10/01/43	2,920	2,980,700
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	5,290	5,222,064
Series A, (FNMA), 0.00%, 12/15/26(c)	5,000	4,906,602
Series A, (BAM), 0.00%, 12/15/33(c)	9,950	7,608,342
Series A, (BAM), 0.00%, 12/15/36(c)	10,000	6,687,101
Metropolitan Pier & Exposition Authority, RB, CAB(c)
(AGM), 0.00%, 06/15/30(g)	800	704,836
(BAM), 0.00%, 12/15/56	2,965	639,557
Series A, (HUD SECT 8), 0.00%, 06/15/30	14,205	12,422,709
Metropolitan Pier & Exposition Authority, Refunding RB(c)
Series B, (FNMA), 0.00%, 06/15/44	21,980	9,902,513
Series B, (BAM), 0.00%, 06/15/47	30,225	11,092,366
Regional Transportation Authority, RB, Series B, (BAM- TCRS), 5.75%, 06/01/33	5,200	5,743,912
Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO
5.50%, 05/01/39	$4,395	$ 4,665,953
Series B, 5.25%, 05/01/41	2,980	3,173,737
Series B, 5.25%, 05/01/44	2,375	2,523,761
Series C, 5.50%, 04/01/51	8,730	9,128,402
Series D, 5.00%, 11/01/27	440	453,761
Series F, 5.25%, 09/01/47	4,725	4,895,427
Series F, 5.25%, 09/01/48	3,880	3,998,493
		179,667,580
Indiana — 0.8%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(b)	520	530,647
Indiana Finance Authority, RB, Series A, 5.00%, 10/01/53	1,610	1,647,826
Indiana Finance Authority, Refunding RB
Class A, 5.50%, 10/01/50	2,460	2,606,559
Series C, 5.25%, 10/01/46	4,945	5,289,233
Series C, 5.25%, 10/01/47	1,715	1,822,862
Indianapolis Local Public Improvement Bond Bank, Refunding ARB, Series B1, 5.25%, 01/01/55	3,695	3,837,565
		15,734,692
Iowa — 0.4%
Iowa Finance Authority, RB, S/F Housing
Series A, Sustainability Bonds, (Remove), 4.75%, 07/01/49	2,230	2,223,628
Series E, Sustainability Bonds, (PSF), 4.63%, 07/01/54	4,510	4,450,304
		6,673,932
Kansas — 0.2%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	550	550,706
University of Kansas Hospital Authority, Refunding RB, 5.50%, 03/01/54	2,350	2,505,982
		3,056,688
Kentucky — 1.8%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	840	779,082
County of Boyle Kentucky, Refunding RB
Series A, 4.25%, 06/01/46	940	867,348
Series A, 5.25%, 06/01/49	3,595	3,636,443
Kentucky Public Energy Authority, Refunding RB(a)
Series A-1, 5.25%, 04/01/54	8,535	9,104,275
Series B, 5.00%, 01/01/55	6,045	6,407,598
Kentucky Public Transportation Infrastructure Authority, RB, CAB
Convertible, 6.45%, 07/01/34	1,000	1,145,795
Convertible, 6.60%, 07/01/39	1,395	1,583,151
Convertible, 6.75%, 07/01/43	2,485	2,790,986
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	3,000	3,109,781
University of Kentucky, RB, Class A, 5.00%, 04/01/55	3,510	3,570,500
		32,994,959
Louisiana — 2.2%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/53	2,530	2,491,218
AMT, 5.75%, 09/01/64	12,015	12,343,198
Louisiana Stadium & Exposition District, Refunding RB
Series A, 5.00%, 07/01/48	4,430	4,542,736
Series A, 5.25%, 07/01/53	11,335	11,684,219
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Louisiana (continued)
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	$3,000	$ 2,983,280
Port New Orleans Board of Commissioners, ARB
Series B, AMT, (FHLMC, FNMA, GNMA), 5.50%, 04/01/51	2,030	2,123,332
Series E, AMT, 5.00%, 04/01/44	4,315	4,382,144
		40,550,127
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, RB, Series B, (Remove), 4.75%, 07/01/53	3,000	3,005,630
Maine State Housing Authority, RB, S/F Housing, Series C, Sustainability Bonds, (AGM), 4.75%, 11/15/49	4,250	4,253,473
		7,259,103
Maryland — 0.9%
Anne Arundel County Consolidated Special Taxing District, Refunding ST, 5.00%, 07/01/32	495	495,428
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	185	185,834
City of Baltimore Maryland, Refunding TA, Series A, Senior Lien, 3.50%, 06/01/39(b)	650	599,780
City of Baltimore Maryland, TA(b)
Series B, 3.70%, 06/01/39	200	188,524
Series B, 3.88%, 06/01/46	300	265,945
County of Prince George’s Maryland, TA, 5.25%, 07/01/48(b)	300	300,116
Howard County Housing Commission, RB, M/F Housing, Series A, 5.00%, 06/01/44	550	550,332
Maryland Economic Development Corp., RB
5.00%, 07/01/56	535	525,667
Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	7,505	7,469,066
Maryland Economic Development Corp., Refunding RB, 5.00%, 07/01/37	500	500,194
Maryland Health & Higher Educational Facilities Authority, Refunding RB
4.13%, 07/01/47	500	477,328
Series A, 5.25%, 08/15/54	5,600	5,783,672
		17,341,886
Massachusetts — 2.6%
Commonwealth of Massachusetts Transportation Fund Revenue, RB
Series B, 5.00%, 06/01/50	5,000	5,196,477
Series B, 5.00%, 06/01/52	2,835	2,914,052
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/50	2,740	2,850,391
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB
Series A, 5.25%, 07/01/29	730	792,975
Series A-1, 5.25%, 07/01/29	3,250	3,530,370
Massachusetts Development Finance Agency, RB
5.00%, 10/01/48	200	183,644
Series A, (FHLMC, FNMA, GNMA), 5.75%, 01/01/42	650	761,441
Series A, 5.00%, 01/01/47	4,255	4,254,887
Massachusetts Development Finance Agency, Refunding RB
5.00%, 04/15/40	1,600	1,589,570
4.13%, 10/01/42(b)	550	520,027
5.00%, 07/01/47	8,500	8,509,171
(FHLMC, FNMA, GNMA), 5.50%, 07/01/50	990	1,073,110
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued)
5.50%, 07/01/55	$7,325	$ 7,765,277
(FHLMC, FNMA, GNMA), 5.50%, 07/01/55	990	1,062,476
Series P, 5.45%, 05/15/59	1,500	1,605,366
Massachusetts Health & Educational Facilities Authority, Refunding RB, Series M, 5.50%, 02/15/27	1,000	1,023,417
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	175	173,467
Series A, AMT, 4.50%, 12/01/47	245	228,017
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	2,325	2,381,149
Massachusetts State College Building Authority, Refunding RB, Series B, (AGM-CR), 5.50%, 05/01/39	825	996,499
		47,411,783
Michigan — 2.2%
Eastern Michigan University, RB, Series A, 4.00%, 03/01/28(d)	60	61,472
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	3,740	3,839,947
Michigan Finance Authority, RB
4.00%, 02/15/50	4,375	3,745,018
Series A, 4.00%, 11/15/50	6,525	5,545,461
Sustainability Bonds, 5.50%, 02/28/57	8,135	8,360,382
Michigan State Building Authority, Refunding RB, Series II, 4.00%, 10/15/47	185	171,465
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 5.10%, 12/01/37	1,560	1,649,897
Michigan Strategic Fund, RB
AMT, 5.00%, 12/31/43	3,660	3,689,957
AMT, 5.00%, 06/30/48	11,165	11,044,195
State of Michigan Trunk Line Revenue, RB, 5.25%, 11/15/49	1,855	1,965,004
		40,072,798
Minnesota — 0.7%
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,760	1,736,712
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,160	1,941,167
Series A, 5.25%, 02/15/58	3,125	3,131,845
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	305	287,957
Minneapolis-St Paul Metropolitan Airports Commission, ARB, Series B, AMT, Subordinate, 5.25%, 01/01/49	6,695	6,857,601
		13,955,282
Mississippi — 0.2%
Mississippi Home Corp., RB, Series 2025-06FN, Class PT, 4.55%, 04/01/42	3,495	3,520,624
Missouri — 1.7%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 02/15/49	5,555	4,823,444
Series A, 4.25%, 04/01/55	16,210	15,278,175
Kansas City Industrial Development Authority, ARB
Class B, AMT, (NPFGC), 5.00%, 03/01/49	1,335	1,344,875
Class B, AMT, (AGM), 5.00%, 03/01/55	1,345	1,348,715

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Missouri (continued)
Kansas City Industrial Development Authority, ARB (continued)
Series B, AMT, 5.00%, 03/01/39	$3,750	$ 3,854,631
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (BAM), 4.39%, 09/01/42	1,563	1,584,039
Missouri Housing Development Commission, RB, S/F Housing
(NPFGC), 4.70%, 11/01/56	2,000	1,992,857
Series A, (AGM-CR), 4.60%, 11/01/49	315	311,663
Series C, (AGM), 5.00%, 11/01/55	1,825	1,851,262
		32,389,661
Nebraska — 1.3%
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/37	5,410	5,688,560
Omaha Public Power District, RB
Series A, 4.25%, 02/01/47	4,760	4,668,206
Series A, 5.25%, 02/01/48	12,985	13,830,800
		24,187,566
Nevada — 0.3%
Las Vegas Convention & Visitors Authority, RB, Series B, 4.00%, 07/01/49	1,000	909,498
Las Vegas Valley Water District, GOL, Series A, 5.25%, 06/01/55	5,135	5,430,776
State of Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37	125	125,003
		6,465,277
New Hampshire — 2.7%
New Hampshire Business Finance Authority, RB, Series A, Sustainability Bonds, 5.50%, 06/01/55	16,600	17,173,462
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	4,300	4,421,211
1st Series, Subordinate, 5.13%, 01/28/43(a)	2,365	2,381,956
Series 2025, Subordinate, 5.15%, 09/28/37	6,700	6,688,634
Class A-1, Sustainability Bonds, 0.00%, 11/20/42(a)	12,219	11,906,038
Series 2, Sustainability Bonds, 4.25%, 07/20/41	5,157	5,144,474
Series 2, Class 3-A, Sustainability Bonds, 0.00%, 10/01/51(a)	2,343	2,287,063
		50,002,838
New Jersey — 6.3%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	1,000	1,025,715
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	990	991,452
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	3,565	3,755,697
Series B, 6.50%, 04/01/31	1,275	1,279,225
Series EEE, 5.00%, 06/15/48	8,065	8,198,869
AMT, (AGM), 5.00%, 01/01/31	900	915,096
AMT, 5.13%, 01/01/34	2,230	2,233,891
AMT, (AGM), 5.13%, 07/01/42	300	302,226
AMT, 5.38%, 01/01/43	2,905	2,908,257
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(d)	5,360	5,456,528
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	2,935	2,511,675
Security	Par (000)	Value
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1-B, AMT, 4.50%, 12/01/45	$670	$ 676,760
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, 5.10%, 10/01/50	5,775	5,891,643
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/32(d)	1,490	1,698,131
Series A, 0.00%, 12/15/29(c)	7,530	6,754,640
Series AA, 5.00%, 06/15/45	1,350	1,350,670
Series AA, 5.00%, 06/15/46	600	600,250
Series AA, 5.00%, 06/15/50	8,835	9,168,901
Series AA, 5.25%, 06/15/50	2,590	2,734,849
Series BB, 5.00%, 06/15/46	6,200	6,507,172
Series BB, 4.00%, 06/15/50	7,500	6,893,258
Series C, (AGM), 0.00%, 12/15/35(c)	7,395	5,285,136
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	1,600	1,143,505
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	8,355	8,919,215
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	4,440	4,580,379
Series A, 5.00%, 06/01/46	3,295	3,264,369
Sub-Series B, 5.00%, 06/01/46	11,825	11,495,985
Series A, AMT, Intermediate Lien, 5.25%, 06/01/46	11,280	11,301,712
		117,845,206
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	595	589,842
New York — 13.2%
City of New York, GO, Series G-1, 5.25%, 02/01/53	1,550	1,619,719
Empire State Development Corp., RB, Series A, 5.00%, 03/15/46	6,000	6,343,432
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	5,895	4,791,625
Metropolitan Transportation Authority, RB, Series D-2, Sustainability Bonds, 4.00%, 11/15/48	5,205	4,686,327
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	1,635	1,649,778
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	2,415	2,451,515
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	3,335	2,990,632
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, (FHLMC), 5.00%, 05/01/56	10,000	10,039,716
Series A, Sustainability Bonds, (AGM), 4.70%, 08/01/54	5,205	5,149,710
Series A-1, Sustainability Bonds, 5.00%, 11/01/60	2,860	2,883,256
Series D, Sustainability Bonds, (FHLMC), 5.00%, 05/01/56	5,905	5,925,571
Series F, Sustainability Bonds, (AGM), 5.00%, 08/01/55	3,960	4,002,520
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/52	5,600	5,886,677
Series BB, 5.25%, 06/15/55	1,540	1,622,079
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	795	772,175
Series DD, 4.13%, 06/15/47	1,255	1,203,042
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B, 5.00%, 05/01/51	$4,705	$ 4,842,732
Series A-1, Subordinate, 5.25%, 05/01/52	6,340	6,659,636
Series B, Subordinate, 5.00%, 05/01/46	2,480	2,601,909
Series F-1, Subordinate, 5.00%, 02/01/43	2,990	3,197,644
Series F-1, Subordinate, 4.00%, 02/01/51	6,800	6,211,042
Series H-1, Subordinate, 5.50%, 11/01/51	1,455	1,565,511
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	5,502	5,402,696
New York Counties Tobacco Trust VI, Refunding RB, Series C, 4.00%, 06/01/51	1,000	710,537
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(b)	1,760	1,761,148
Series A, Sustainability Bonds, (BAM), 3.00%, 11/15/51	11,315	8,241,595
Series A, Sustainability Bonds, 3.00%, 11/15/51	3,345	2,445,591
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	5,385	4,822,251
New York State Dormitory Authority, RB, Series A, 4.00%, 03/15/47	1,575	1,466,141
New York State Dormitory Authority, Refunding RB
Class A, 5.25%, 05/01/54	690	713,606
Series A, 4.00%, 03/15/54	3,645	3,272,943
Series A-1, 5.00%, 03/15/45	5,610	5,949,610
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	2,500	2,662,440
AMT, 5.63%, 04/01/40	3,555	3,764,003
Series A, AMT, 5.00%, 07/01/46	1,525	1,517,523
AMT, Sustainability Bonds, 6.00%, 06/30/59	1,775	1,871,639
AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 06/30/60	4,155	4,438,236
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	5,110	5,336,692
AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.25%, 06/30/60	11,645	11,794,815
AMT, Sustainability Bonds, 5.38%, 06/30/60	5,590	5,531,155
AMT, Sustainability Bonds, 5.50%, 06/30/60	25,040	25,195,949
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	7,615	7,696,624
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 5.00%, 11/01/49	8,465	8,604,275
Port Authority of New York & New Jersey, Refunding ARB, 5.25%, 10/15/57	7,000	7,067,387
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing, Series 266, Sustainability Bonds, (AGM), 4.65%, 10/01/50	5,385	5,365,455
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.25%, 05/15/52	1,625	1,703,672
Series A, 4.25%, 05/15/58	20,115	19,062,517
Series A, 4.50%, 05/15/63	4,500	4,402,831
Triborough Bridge & Tunnel Authority, RB, Series A-1, 4.00%, 11/15/54	715	638,967
Security	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 5.00%, 05/15/47	$5,000	$ 5,193,530
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	1,160	1,007,342
		244,737,418
North Carolina — 1.0%
North Carolina Housing Finance Agency, RB, S/F Housing
Series 54-A, (BAM-TCRS), 4.70%, 07/01/50	2,935	2,934,795
Series 52-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 07/01/46	1,585	1,616,125
North Carolina Medical Care Commission, RB
5.13%, 10/01/56	2,210	2,218,550
5.25%, 11/01/56	3,890	3,907,769
Series A, 5.13%, 10/01/54	195	195,560
Red Oak Independent School District, RB, 5.00%, 02/01/49	6,820	7,408,594
		18,281,393
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing
Series A, Sustainability Bonds, 4.70%, 07/01/49	480	476,843
Series C, Sustainability Bonds, 4.75%, 07/01/49	5,470	5,472,931
Series C, Sustainability Bonds, 6.25%, 01/01/55	940	1,042,377
		6,992,151
Ohio — 1.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	14,065	11,155,246
Columbus Regional Airport Authority, Refunding ARB, Series A, AMT, 5.50%, 01/01/55	4,800	5,028,024
Columbus-Franklin County Finance Authority, RB, M/F Housing, (AGM), 4.82%, 11/01/43	3,365	3,516,102
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	1,130	1,231,273
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	6,560	6,491,338
Ohio Turnpike & Infrastructure Commission, RB, CAB, Series A-2, Junior Lien, 0.00%, 02/15/37(c)	10,000	6,870,365
State of Ohio, Refunding RB, Series A, (BAM-TCRS), 4.00%, 01/15/50	1,055	931,613
		35,223,961
Oklahoma — 0.5%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	560	558,426
Oklahoma Municipal Power Authority, Refunding RB, Series A, (BAM-TCRS), 5.25%, 01/01/56	2,490	2,632,390
Oklahoma Turnpike Authority, RB
5.50%, 01/01/53	3,140	3,313,166
Series A, (HUD SECT 8), 4.25%, 01/01/55	2,030	1,942,317
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	450	454,966
		8,901,265

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oregon — 0.7%
Clackamas County School District No. 12 North Clackamas, GO, CAB(c)
Series A, (HUD SECT 8), 0.00%, 06/15/27(d)	$345	$ 204,832
Series A, (AGM), 0.00%, 06/15/38	2,885	1,688,362
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/47	3,865	3,868,362
Port of Portland Oregon Airport Revenue, Refunding ARB, series 29, AMT, Sustainability Bonds, 5.50%, 07/01/53	3,295	3,446,400
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series K1, (HUD SECT 8), 4.33%, 11/01/43	4,110	4,046,982
		13,254,938
Pennsylvania — 7.5%
Allegheny County Airport Authority, ARB
Series A, AMT, (FNMA), 5.50%, 01/01/48	6,750	7,090,177
Series A, AMT, 5.00%, 01/01/51	11,210	11,116,783
Series A, AMT, (FNMA), 4.00%, 01/01/56	1,275	1,097,415
Allegheny County Hospital Development Authority, Refunding RB, Series A, (FHLMC), 5.00%, 04/01/47	4,095	4,151,018
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/47	4,125	4,168,965
Lancaster County Hospital Authority, RB, 5.00%, 11/01/51	1,950	1,965,134
Mckeesport Area School District, Refunding GO, (AGM), 0.00%, 10/01/31(c)(g)	500	413,470
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	1,115	948,019
Class B, 5.00%, 05/01/57	3,500	3,480,597
5.00%, 09/01/48	740	743,382
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	7,190	7,192,643
AMT, 5.50%, 06/30/38	600	650,730
AMT, 5.50%, 06/30/40	1,000	1,075,521
AMT, 5.50%, 06/30/41	5,000	5,356,677
AMT, 5.75%, 06/30/48	4,335	4,535,699
AMT, 5.25%, 06/30/53	4,695	4,710,601
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.50%, 12/15/51	6,440	6,065,323
Series A, 5.25%, 12/15/51	5,905	6,158,675
AMT, 5.50%, 11/01/44	5,020	5,023,033
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	2,500	2,230,052
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.50%, 08/15/55	610	653,847
Series B-1, (AGM), 5.00%, 11/01/51	1,935	1,971,671
Series B2, 4.38%, 11/01/54	3,770	3,436,960
Series B2, 5.50%, 11/01/54	5,230	5,417,679
Pennsylvania Housing Finance Agency, RB, Series 2024-26FN, Class PT, 4.63%, 02/01/42	3,190	3,269,796
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	19,595	19,604,390
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	$3,105	$ 3,265,330
Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	2,280	2,310,714
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	1,325	1,327,453
Series C, 5.25%, 12/01/54	2,000	2,116,250
Series A, Subordinate, 5.00%, 12/01/44	6,000	6,209,009
Series B, Subordinate, 4.00%, 12/01/51	665	593,964
School District of Philadelphia, GOL
Series A, (AGM), 5.50%, 09/01/48	8,280	8,793,007
Series B, Sustainability Bonds, (AGM), 5.00%, 09/01/48	2,070	2,135,523
		139,279,507
Puerto Rico — 4.0%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	2,931	3,085,028
Series A-1, Restructured, 5.75%, 07/01/31	2,646	2,859,808
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	9,408	8,969,876
Series A-1, Restructured, 5.00%, 07/01/58	37,893	36,805,660
Series A-2, Restructured, 4.54%, 07/01/53	500	461,716
Series A-2, Restructured, 4.78%, 07/01/58	9,499	9,049,601
Series A-2, Restructured, 4.33%, 07/01/40	1,074	1,061,833
Series B-1, Restructured, 4.75%, 07/01/53	1,271	1,211,811
Series B-2, Restructured, 4.78%, 07/01/58	1,746	1,663,396
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	27,586	9,832,850
		75,001,579
Rhode Island — 0.5%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(e)(f)	4,155	1,620,450
Rhode Island Health and Educational Building Corp., RB, 5.00%, 11/01/53	6,955	7,089,592
		8,710,042
South Carolina — 3.0%
Charleston County Airport District, ARB, Series A, AMT, 5.25%, 07/01/54	2,340	2,400,695
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	800	765,186
4.38%, 11/01/49	1,180	1,042,157
Miami-Dade County Educational Facilities Authority, RB, Series A, 5.50%, 11/01/54	5,530	5,816,102
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	8,210	8,802,480
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	3,900	3,264,276
7.50%, 08/15/62(b)	1,860	1,664,199
Series A, 5.50%, 11/01/48	1,715	1,829,877
Series A, 5.50%, 11/01/50	4,720	4,998,586
Series A, 4.50%, 11/01/54	6,690	6,444,304
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 4.25%, 05/01/48	1,615	1,484,186
South Carolina Public Service Authority, RB, Series A, 4.00%, 12/01/55	5,000	4,384,999
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina (continued)
South Carolina Public Service Authority, Refunding RB
Series B, 5.00%, 12/01/46	$1,925	$ 2,018,063
Series B, (AGM), 5.00%, 12/01/54	1,580	1,624,408
South Carolina State Housing Finance & Development Authority, RB, S/F Housing
Series B, 4.60%, 07/01/49	2,195	2,161,021
Series B, (AGM), 5.00%, 07/01/50	6,045	6,115,926
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	470	472,561
		55,289,026
Tennessee — 3.1%
Knox County Health Educational & Housing Facility Board, RB
Series A-1, (AGM), 5.50%, 07/01/54	860	903,559
Series A-1, (BAM), 5.50%, 07/01/59	910	949,097
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	5,540	5,590,926
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, RB, 5.25%, 05/01/48	1,125	1,169,051
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB
5.25%, 10/01/58	8,660	8,180,699
Series A, 5.00%, 10/01/45	1,000	965,099
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	4,860	5,143,646
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	5,795	6,158,097
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	20,140	21,349,224
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	7,270	7,482,805
		57,892,203
Texas — 13.9%
Alamo Heights Independent School District, GO, (BAM- TCRS), 4.00%, 02/01/51	2,760	2,528,399
Arlington Higher Education Finance Corp., RB(b)(e)(f)
7.50%, 04/01/62	3,230	1,615,000
7.88%, 11/01/62	2,790	1,674,000
Bexar Management And Development Corp., RB, M/F Housing, (BAM), 4.61%, 07/01/44	4,100	4,146,028
Canutillo Independent School District, GO, Series A, (GNMA), 4.00%, 02/15/49	2,850	2,664,735
Celina Independent School District, GO, (AGM), 5.00%, 02/15/47	4,530	4,725,658
City of Austin Texas Airport System Revenue, ARB
Series A, 5.00%, 11/15/41	3,250	3,273,946
AMT, 5.25%, 11/15/47	5,000	5,180,060
City of Austin Texas Airport System Revenue, Refunding ARB, Series B, 11/15/56(h)	11,610	11,921,056
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	5,000	5,157,901
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.13%, 07/15/53	2,905	2,657,260
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.25%, 03/01/49	2,495	2,621,712
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	600	635,382
Security	Par (000)	Value
Texas (continued)
City of Galveston Texas Wharves & Terminal Revenue, ARB (continued)
Series A, AMT, 1st Lien, 5.50%, 08/01/44	$600	$ 631,074
City of Houston Texas Airport System Revenue, ARB
Series B, AMT, 5.50%, 07/15/36	500	536,879
Series B, AMT, 5.50%, 07/15/37	1,405	1,502,612
Series B, AMT, 5.50%, 07/15/39	1,600	1,691,553
City of Houston Texas Airport System Revenue, Refunding ARB
Series A, AMT, Subordinate Lien, (SAW), 5.25%, 07/01/48	6,535	6,786,544
Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	5,005	5,276,487
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	1,450	1,451,535
Series A, AMT, 5.00%, 07/01/27	965	979,729
Sub-Series A, AMT, 4.00%, 07/01/46	3,610	3,256,194
Sub-Series A, AMT, 4.00%, 07/01/48	12,080	10,736,192
City of Houston Texas Hotel Occupancy Tax & Special Revenue, Refunding RB, Series C, 1st Lien, 5.50%, 09/01/58	8,355	8,771,226
City of Houston Texas, GOL
Series A, 5.25%, 03/01/49	850	902,539
Series A, 4.13%, 03/01/51	3,125	2,867,911
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 5.00%, 02/01/47	3,415	3,443,059
Conroe Independent School District, GO, (PSF), 4.00%, 02/15/50	4,675	4,296,487
County of Harris Texas Toll Road Revenue, Refunding RB
Series A, 1st Lien, 4.00%, 08/15/49	4,310	3,918,961
Series A, 1st Lien, 4.00%, 08/15/54	6,385	5,620,799
Crowley Independent School District, GO, (AGM), 4.25%, 02/01/53	190	179,973
Dallas Fort Worth International Airport, Refunding ARB, Series A-1, AMT, 5.50%, 11/01/50	1,700	1,800,528
Dallas Independent School District, Refunding GO, Series B, (AGM), 4.00%, 02/15/55	1,975	1,781,148
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	3,105	3,234,676
Eagle Mountain & Saginaw Independent School District, GO, (FNMA), 4.00%, 08/15/54	965	866,281
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	3,415	3,130,415
Greenwood Independent School District, GO, (FNMA), 4.00%, 02/15/54	1,030	919,121
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class A, 4.13%, 07/01/52	3,135	2,803,251
Harris County-Houston Sports Authority, Refunding RB, Series A, Senior Lien, 0.00%, 11/15/38(c)	5,000	2,552,684
Hidalgo County Regional Mobility Authority, RB, CAB, Series A, 0.00%, 12/01/42(c)	2,500	1,121,518
Longview Independent School District, GO, (GTD), 4.00%, 02/15/49	1,580	1,457,691
Lower Colorado River Authority, Refunding RB, (FHLMC, FNMA, GNMA), 5.00%, 05/15/49	5,445	5,612,814
Mansfield Independent School District, GO, (AGM), 5.00%, 02/15/50	4,500	4,687,799

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Mesquite Housing Finance Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.53%, 02/01/44	$5,100	$ 5,121,539
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(d)	16,780	9,370,828
Midland County Fresh Water Supply District No. 1, Refunding RB, Series A, 0.00%, 09/15/27(c)(d)	6,850	4,253,951
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.50%, 08/15/49	6,075	6,581,745
Series A, 5.00%, 08/15/50(b)	1,660	1,422,818
North Texas Tollway Authority, RB(d)
Series B, 0.00%, 09/01/31(c)	4,110	2,208,810
Series C, Convertible, 6.75%, 09/01/31	10,000	11,898,340
North Texas Tollway Authority, Refunding RB
4.25%, 01/01/49	2,055	1,892,893
Series B, 5.00%, 01/01/43	6,205	6,256,263
Northwest Independent School District, GO, (AGM), 5.25%, 02/15/55	5,370	5,639,622
Plano Independent School District, GO, 5.00%, 02/15/42	1,540	1,652,120
Port Authority of Houston of Harris County Texas, ARB
5.00%, 10/01/51	3,740	3,831,761
1st Lien, 5.00%, 10/01/53	2,775	2,846,463
Prosper Independent School District, GO, (BAM- TCRS), 4.00%, 02/15/54	2,475	2,244,234
San Antonio Housing Trust Public Facility Corp., RB, Series 2024-11FN, Class PT, 4.45%, 04/01/43	710	707,071
Spring Branch Independent School District, GO, (AGM), 4.00%, 02/01/48	2,575	2,415,100
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	1,190	1,184,886
Tarrant County Hospital District, GOL, 4.25%, 08/15/53	4,475	4,144,327
Tarrant Regional Water District, RB, 4.25%, 09/01/55	4,845	4,432,003
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	950	852,484
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (AGM), 5.13%, 01/01/54	960	992,839
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	8,210	8,802,475
Texas State University System, Refunding RB, 4.00%, 03/15/49	8,615	7,741,308
Texas Transportation Commission State Highway 249 System, RB, CAB(c)
0.00%, 08/01/35	730	495,990
0.00%, 08/01/36	405	261,136
0.00%, 08/01/37	530	323,390
0.00%, 08/01/38	1,125	648,745
0.00%, 08/01/41	1,950	944,880
0.00%, 08/01/44	1,645	678,209
0.00%, 08/01/45	3,575	1,389,912
Texas Water Development Board, RB
4.75%, 10/15/55	5,635	5,643,001
Series A, 4.38%, 10/15/59	9,915	9,368,324
		257,866,284
Utah — 1.6%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	1,100	1,118,754
Security	Par (000)	Value
Utah (continued)
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/43	$3,710	$ 3,768,510
Series A, AMT, 5.00%, 07/01/47	4,030	4,033,995
Series A, AMT, 5.00%, 07/01/51	7,205	7,253,756
Series A, AMT, 5.50%, 07/01/55	1,440	1,517,016
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	5,020	5,374,476
Series B, 2nd Lien, (FNMA), 5.50%, 06/01/55	1,785	1,911,044
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	185	181,514
Utah Charter School Finance Authority, Refunding RB
5.25%, 06/15/37(b)	205	200,925
5.00%, 06/15/40(b)	335	331,632
(GNMA), 4.00%, 04/15/42	600	552,975
5.00%, 06/15/55(b)	935	818,355
Utah Housing Corp., RB, S/F Housing, Series E, (GNMA), 4.70%, 01/01/50	2,820	2,820,007
		29,882,959
Vermont — 0.0%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.25%, 06/15/32	285	276,478
Virginia — 1.2%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	293	289,794
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59	702	651,127
Fairfax County Industrial Development Authority, RB, 4.13%, 05/15/54	4,125	3,811,610
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	4,950	4,402,113
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	2,710	2,762,373
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	6,415	5,366,768
Virginia Housing Development Authority, RB, M/F Housing, Series A, 4.60%, 09/01/50	3,750	3,751,435
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	145	145,643
Series E-2, 4.55%, 10/01/49	405	402,610
		21,583,473
Washington — 0.8%
Port of Seattle Washington, ARB,, Series B, AMT, Intermediate Lien, 5.00%, 10/01/50	680	692,251
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	1,815	1,860,945
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	3,580	3,686,819
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	1,645	1,731,063
Washington State Housing Finance Commission, RB, M/F Housing(a)
Series A-1, 0.00%, 11/20/41	5,455	5,259,220
Series 2, Class 1, Sustainability Bonds, 4.22%, 03/01/50	795	775,292
		14,005,590
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin — 1.9%
Public Finance Authority, RB
Class A, 5.00%, 06/15/51(b)	$555	$ 460,260
Series A, 5.00%, 06/01/36(b)	100	92,809
Series A, 5.00%, 07/01/40(b)	750	736,952
Series A, 5.00%, 06/01/51(b)	320	246,400
Series A, 5.00%, 06/01/61(b)	405	297,868
Series A-1, 4.50%, 01/01/35(b)	515	504,924
AMT, 5.75%, 06/30/60	5,345	5,475,137
AMT, 6.50%, 06/30/60	3,085	3,395,789
AMT, 5.75%, 12/31/65	1,150	1,175,498
AMT, 6.50%, 12/31/65	12,270	13,496,676
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	825	773,407
Wisconsin Health & Educational Facilities Authority, RB
Class A, 5.50%, 02/15/54	3,145	3,269,573
Series A, 5.75%, 08/15/54	460	474,590
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (AGM), 4.85%, 09/01/43	700	720,858
Series A, Sustainability Bonds, (PSF), 4.75%, 09/01/50	4,465	4,482,838
		35,603,579
Total Municipal Bonds — 126.9% (Cost: $2,284,357,726)		2,354,505,972
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama(a) — 2.5%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54(j)	7,093	7,644,391
Series C-1, 5.25%, 02/01/53	23,827	24,963,872
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	4,095	4,468,154
Southeast Energy Authority A Cooperative District, RB, Series A, 5.25%, 01/01/54	9,350	9,831,120
		46,907,537
California — 0.5%
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.25%, 05/15/50	8,583	9,024,374
Colorado — 0.4%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	6,872	7,160,533
Connecticut — 0.8%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series F-1, Sustainability Bonds, 4.75%, 11/15/49(a)	15,000	15,077,850
District of Columbia — 0.7%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, 5.00%, 10/01/49(a)	3,556	3,582,063
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 2nd Lien, 5.50%, 07/15/60	9,060	9,677,163
		13,259,226
Security	Par (000)	Value
Florida — 7.4%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	$3,345	$ 3,601,642
City of Tallahassee, RB, Series 2025-ZF, 5.25%, 10/01/50(a)	3,537	3,725,458
City of Tampa Florida Water & Wastewater System Revenue, RB
Series A, Sustainability Bonds, 5.00%, 10/01/52	10,000	10,379,230
Series A, Sustainability Bonds, 5.25%, 10/01/57	10,000	10,485,352
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/50	7,540	7,793,538
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/50	10,000	10,241,445
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, 5.25%, 10/01/31(a)	10,500	11,385,393
Greater Orlando Aviation Authority, ARB, AMT, Subordinate, 5.25%, 10/01/51	12,077	12,525,774
Hillsborough County Aviation Authority, ARB, Class B, AMT, 5.50%, 10/01/54(a)	20,170	21,337,127
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.25%, 11/15/49	16,875	17,813,158
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	2,100	2,101,972
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54(j)	24,765	26,313,341
		137,703,430
Georgia — 2.3%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, AMT, Sustainability Bonds, 5.50%, 07/01/55	10,160	10,760,491
County of DeKalb Georgia Water & Sewerage Revenue, RB, Series A, 5.00%, 10/01/55(j)	7,198	7,475,758
Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 4.65%, 12/01/50(a)(j)	8,117	8,046,566
Main Street Natural Gas, Inc., RB, Series C, 5.00%, 09/01/53(a)(j)	2,970	3,145,009
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)(j)	12,635	13,476,711
		42,904,535
Idaho — 0.4%
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48(j)	6,825	7,246,832
Illinois — 2.4%
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.50%, 01/01/59(j)	10,000	10,324,359
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49(j)	10,258	10,493,603
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (FHLMC, FNMA, GNMA), 5.25%, 01/01/58	9,205	9,489,889
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	10,785	10,841,041
Regional Transportation Authority, RB, (AGM), 6.50%, 07/01/26	3,540	3,560,935
		44,709,827
Indiana — 0.6%
Indiana Finance Authority, RB, Series A, 5.00%, 10/01/53	10,290	10,531,757
Maryland — 0.5%
Maryland Stadium Authority, RB, 5.00%, 06/01/54	8,376	8,639,567

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts — 0.8%
Commonwealth of Massachusetts, GOL, Series A, 5.00%, 05/01/48	$2,438	$ 2,544,287
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	11,235	11,337,084
		13,881,371
Michigan — 0.2%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48(a)	4,897	4,391,064
Missouri — 0.5%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53(j)	5,660	4,918,944
Missouri Housing Development Commission, RB, S/F Housing, Series E, 4.60%, 11/01/49(a)	4,334	4,287,817
		9,206,761
Nebraska — 1.2%
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (AGM), 4.80%, 09/01/54	4,086	4,097,937
Omaha Public Power District, RB, Series A, 5.00%, 02/01/46	11,970	12,508,336
Omaha Public Power District, Refunding RB, Series B, 5.25%, 02/01/48(a)	6,080	6,476,031
		23,082,304
New Jersey — 0.7%
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.00%, 06/15/55	13,380	13,757,262
New York — 7.8%
City of New York, GO, Series E, 5.25%, 08/01/50	10,750	11,271,705
Empire State Development Corp., RB, Series A, 5.00%, 03/15/50	10,000	10,366,524
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	12,550	12,692,715
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/49	7,061	7,346,123
New York City Municipal Water Finance Authority, RB
Series AA, Subordinate, 5.00%, 06/15/51	5,278	5,471,667
Series AA-1, 5.25%, 06/15/52	4,020	4,225,793
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B, 5.25%, 05/01/55	7,732	8,097,635
Series C, 5.25%, 05/01/48	3,674	3,871,511
Series F-1, 5.25%, 02/01/53(j)	10,000	10,419,302
Series H-1, Subordinate, 5.25%, 11/01/48	11,900	12,627,758
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/47	10,000	9,326,284
Series A, 5.00%, 03/15/55	12,500	12,905,863
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	11,000	11,318,174
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/47	9,160	9,514,547
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	8,475	8,906,969
Series C, 4.13%, 05/15/52	7,020	6,477,289
		144,839,859
Ohio — 0.6%
Columbus Regional Airport Authority, Refunding ARB, Series A, AMT, 5.50%, 01/01/55(j)	10,000	10,475,049
Security	Par (000)	Value
Oklahoma — 0.2%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	$2,999	$ 3,164,023
Oregon — 0.6%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	11,300	11,940,964
Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	3,030	3,159,778
Rhode Island — 0.2%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series 82-A, Sustainability Bonds, (AGM), 4.60%, 10/01/49	3,256	3,218,013
South Carolina — 0.5%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)(j)	8,578	9,206,862
Tennessee — 0.5%
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)(j)	8,280	8,777,139
Texas — 5.4%
City of Houston Texas Airport System Revenue, Refunding ARB
Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/53	2,510	2,584,503
Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	9,575	10,094,378
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50(j)	14,188	15,133,005
County of Bexar Texas, GOL, Series 2025-ZF, 5.00%, 06/15/49(a)	3,120	3,245,248
Crowley Independent School District, GO, (AGM), 5.25%, 02/01/53	4,033	4,218,586
North Texas Municipal Water District, RB, Series 2025- ZF, 5.00%, 06/01/50(a)(j)	7,776	8,053,886
Permanent University Fund - Texas A&M University System, Refunding RB, Series A, 5.00%, 07/01/54	10,000	10,410,886
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.25%, 05/15/48	6,340	6,727,898
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	14,034	14,433,288
Terrell Independent School District, GO, (AGM), 5.25%, 08/01/55(j)	6,260	6,625,273
Texas Water Development Board, RB
4.80%, 10/15/52	2,475	2,496,727
Series A, 4.38%, 10/15/59	18,000	17,007,542
		101,031,220
Washington — 2.1%
City of Seattle WA Municipal Light & Power Revenue, Refunding RB, 5.00%, 10/01/54	4,500	4,667,450
Port of Seattle Washington, ARB, series B, AMT, Intermediate Lien, 5.50%, 10/01/50	14,950	15,968,494
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington (continued)
Port of Seattle Washington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	$8,040	$ 8,379,104
State of Washington, GO, Series 2024-A, 5.00%, 08/01/48	10,000	10,449,112
		39,464,160
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 40.0% (Cost: $729,726,665)		742,761,297

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(f)(k)	54,542	95,448
Total Warrants — 0.0% (Cost: $ — )		95,448
Total Long-Term Investments — 166.9% (Cost: $3,014,084,391)		3,097,362,717
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.31%(l)(m)	68,316,195	68,323,027
Total Short-Term Securities — 3.7% (Cost: $68,322,686)		68,323,027
Total Investments — 170.6% (Cost: $3,082,407,077)		3,165,685,744
Liabilities in Excess of Other Assets — (20.4)%		(378,506,924)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.0)%		(482,562,668)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (24.2)%		(449,527,623)
Net Assets Applicable to Common Shares — 100.0%		$ 1,855,088,529

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 1, 2029 to May 1, 2052, is $109,413,436.

(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 26,665,508	$ 41,657,519 (a)	$ —	$ —	$ —	$ 68,323,027	68,316,195	$ 544,646	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 2,354,505,972	$ —	$ 2,354,505,972
Municipal Bonds Transferred to Tender Option Bond Trusts	—	742,761,297	—	742,761,297
Warrants	—	—	95,448	95,448
Short-Term Securities
Money Market Funds	68,323,027	—	—	68,323,027
	$68,323,027	$3,097,267,269	$95,448	$3,165,685,744
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(479,253,904)	$—	$(479,253,904)
VRDP Shares at Liquidation Value	—	(848,100,000)	—	(848,100,000)
	$—	$(1,327,353,904)	$—	$(1,327,353,904)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
Portfolio Abbreviation (continued)
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)

Portfolio Abbreviation (continued)
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation